Provisions and Other Liabilities - Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Less than 1 year [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 676
Later Than One Year and Not Later Than Two Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	617
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	654
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	673
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	652
More Than 5 Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	3,620
France [Member] | Less than 1 year [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	108
France [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	90
France [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	111
France [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	118
France [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	91
France [Member] | More Than 5 Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	661
Germany [Member] | Less than 1 year [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	202
Germany [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	208
Germany [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	213
Germany [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	217
Germany [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	223
Germany [Member] | More Than 5 Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	1,128
United States [Member] | Less than 1 year [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	181
United States [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	134
United States [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	137
United States [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	140
United States [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	135
United States [Member] | More Than 5 Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	690
UK [Member] | Less than 1 year [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	127
UK [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	131
UK [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	135
UK [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	139
UK [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	143
UK [Member] | More Than 5 Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	784
Other Countries [Member] | Less than 1 year [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	58
Other Countries [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	54
Other Countries [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	58
Other Countries [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	59
Other Countries [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	60
Other Countries [Member] | More Than 5 Years [Member]
Disclosure of defined benefit plans [Line Items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 357